Derivatives - Narrative (Details) $ in Thousands, € in Millions, £ in Millions, kr in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 EUR (€)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 NOK (kr)
Derivative Instruments, Gain (Loss) [Line Items]
Deposits related to agreements included in other assets	$ 41,400		$ 800	$ 1,900
Investments in unconsolidated joint ventures	2,671,130		2,432,914	1,687,999
Unrealized Gain (Loss) on Investments	11,800
Net Investment Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives used in net investment hedge, gain (loss), reclassified to earnings upon dedesignation					$ 1,600
Non-Designated Hedges | Net Investment Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives used in net investment hedge, gain (loss), reclassified to earnings upon dedesignation	(419)	$ (2,882)	3,726	(3,928)
Designated Hedges | Other gain (loss), net | Net Investment Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Realization of net gain on net investment hedges	240	$ 2,583	7,426	(3,931)	$ 62
Foreign currency risk
Derivative Instruments, Gain (Loss) [Line Items]
Investments in unconsolidated joint ventures	1,000,000		$ 1,000,000	$ 1,100,000		£ 232.7	€ 652.4		£ 235.7	€ 614.0	£ 250.6	€ 499.2	kr 771.2
Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative	2,600
Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Loss on Derivative	$ 11,300
Notional amount								$ 100,000